Leases (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2022 m²	Mar. 31, 2022 m²	Dec. 20, 2021 m²	Nov. 20, 2021 m²	Aug. 31, 2021 m²	Jun. 30, 2021 m²	Jun. 20, 2021 m²	Jun. 15, 2021 m²	May 28, 2021 m²	Apr. 30, 2021 m²	Mar. 31, 2021 m²	Dec. 31, 2020 m²	Jan. 01, 2020 m²
Leases [Line Items]
Rental payments		$ 23,047
Guangzhou City [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²							230
Rental payments	73,465	78,250
Changchun City, Jilin Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²						170.4		3,956
Rental payments	16,848
Wuhan City, Huhei Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²									264.89
Rental payments	145,963	153,130
Chengdu City, Sichuan Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²								350
Rental payments		11,910
Changshu City, Jiangsu Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²															6,440	404
Rental payments		408,062	$ 492,939
Changshu City, Jiangsu Province [Member] | Longrich Group [Member]
Leases [Line Items]
Rental payments	388,964
Yangpu District, Shanghai [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²																700
Rental payments	93,874	98,483	115,681
Jiangsu Diye Industrial District [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²															5,976	500
Rental payments	255,893	268,457
Longrich Industrial District [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²																1,097
Rental payments	71,399	74,905	90,242
Hangzhou City, Zhejiang Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²														738.7
Rental payments	190,283	199,626
Urumchi City, Xinjiang Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²											395
Rental payments	10,170	21,784
Tianjin City [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²												273.59
Rental payments	3,571	16,395
Suzhou City, Jiangsu Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²										169
Rental payments	5,196	32,707
Zhengzhou City, Henan Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²					210.23
Wuhan City, Hubei Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²				268
Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²													136
Rental payments	11,637	19,133
Jowell Best Choice Store [Member] | Changchun City, Jilin Province [Member]
Leases [Line Items]
Rental payments		17,676	43,793
Jiangsu Diye Industrial District [Member]
Leases [Line Items]
Rental payments		12,208
Live stream base [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²													1,146
Rental payments	6,691	42,118
Second One-Year Operating Lease Agreement [Member]
Leases [Line Items]
Rental payments		$ 24,513
Second One-Year Operating Lease Agreement [Member] | Jiangsu Diye Industrial District [Member]
Leases [Line Items]
Rental payments			$ 324,296